Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	$ 13,369	$ 21,732	$ 46,346
Inventories	132	512	148
Intangible assets other than goodwill	2	7	8
Property, plant and equipment	1,933	3,233	2,866
Deferred tax liability	(280)	(621)	(10,684)
Equity	(1,897)	(4,094)	(8,860)
Other service provisions	(697)
Personal expenses	284	405	157
Other fixed operating expenses	630	1,283	116
Financial income	(137)	(548)	(8)
Financial expenses	17	157	16
Subtotal Hyperinflation result	(13)	334	(16,241)
Gains from indexed assets and liabilities net	13,356	22,066	30,105
Foreign currency exchange differences	8,023	(23,027)	(1,020)
Adjustments generated by receivables from electric distribution companies	1,987	15,634	21,917
Exchange effect on account receivable	(97,129)	161,300	19,628
Exchange effect on account payables	82,544	(99,628)	(1,021)
Cash and cash equivalents
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	774	4,245	(10,943)
Other financial assets
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	6,847	7,253	(20,942)
Other non-financial assets
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	4,939	2,042	767
Foreign currency exchange differences	(8,423)	(2,186)	(1,987)
Trade and other receivables
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	4,414	16,983	28,598
Foreign currency exchange differences	68,063	201,568	64,118
Accounts receivable from related parties
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	154,750
Current tax assets and liabilities
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	6,081	1,238	19,054
Foreign currency exchange differences	9,947	(95)	1,197
Other financial liabilities (Financial Debt and Derivative Instruments)
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(6)	612	(60)
Foreign currency exchange differences	(79,282)	(223,012)	(63,576)
Trade and other payables
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(396)	1,433	(1,526)
Foreign currency exchange differences	(54,297)	(157,201)	5,789
Accounts payables from related entities
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(90,398)	146,963	25,777
Other provisions
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(1,669)	(654)	(487)
Foreign currency exchange differences	(3)
Other non-financial liabilities
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	6	78
Foreign currency exchange differences	$ 45	$ (562)	$ (453)